PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .3%
9,979  Schwab U.S. TIPS
ETF
$ 520,505
5 .2
3,527  Vanguard Long-Term
Treasury ETF
208,939
2 .1
Total Exchange-Traded
Funds
(Cost $740,011)
729,444
7 .3
MUTUAL FUNDS : 92 .8%
Affiliated Investment Companies : 92 .8%
68,201  Voya Global Bond
Fund - Class R6
495,138
5 .0
72,389  Voya High Yield Bond
Fund - Class R6
498,034
5 .0
282,927  Voya Intermediate
Bond Fund - Class R6
2,455,803
24 .7
48,652  Voya Large Cap Value
Portfolio - Class R6
307,966
3 .1
26,602
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
148,969
1 .5
9,438  Voya Multi-Manager
International Equity
Fund - Class I
97,871
1 .0
10,942  Voya Multi-Manager
International Factors
Fund - Class I
104,719
1 .1
14,970  Voya Multi-Manager
Mid Cap Value Fund
- Class I
155,540
1 .6
4,235  Voya Russell Large
Cap Growth Index
- Class I
300,592
3 .0
234,024  Voya Short Term Bond
Fund - Class R6
2,169,407
21 .8
25,779  Voya U.S. Stock Index
Portfolio - Class I
506,811
5 .1
103,845  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
978,221
9 .8
36,396  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
999,443
10 .1
Total Mutual Funds
(Cost $8,952,910)
9,218,514
92 .8
Total Long-Term
Investments
(Cost $9,692,921)
9,947,958
100 .1
Total Investments in
Securities
(Cost $9,692,921) $ 9,947,958 100 .1
Liabilities in Excess
of Other Assets (10,922) (0.1)
Net Assets $ 9,937,036 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 729,444 $ — $ — $ 729,444
Mutual Funds 9,218,514 — — 9,218,514
Total Investments, at fair value $ 9,947,958 $ — $ — $ 9,947,958
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 507,600 $ 35,887 $ (39,576) $ (8,773) $ 495,138 $ 5,571 $ (4,239) $ —
Voya High Yield Bond Fund - Class
R6
521,626 25,119 (49,195) 484 498,034 8,901 (2,756) —
Voya Intermediate Bond Fund -
Class R6
2,304,174 389,320 (204,057) (33,634) 2,455,803 27,431 5,250 —
Voya Large Cap Value Portfolio -
Class R6
— 311,496 (17,602) 14,072 307,966 — 340 —
Voya MidCap Opportunities
Portfolio - Class R6
156,746 4,664 (22,120) 9,679 148,969 — 5,522 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
104,373 744 (99,511) (5,606) — — 1,060 —
Voya Multi-Manager International
Equity Fund - Class I
76,812 53,824 (36,263) 3,498 97,871 — 1,786 —
Voya Multi-Manager International
Factors Fund - Class I
78,186 26,855 (4,916) 4,594 104,719 — 165 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
153,606 4,663 (14,895) 12,166 155,540 — 1,898 —
Voya Russell Large Cap Growth
Index - Class I
301,089 25,425 (45,599) 19,677 300,592 — 12,450 —
Voya Short Term Bond Fund -
Class R6
2,204,191 135,150 (157,542) (12,392) 2,169,407 25,324 (2,057) —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
435,424 10,015 (443,169) (2,270) — — 21,081 —
Voya U.S. Stock Index Portfolio -
Class I
211,344 310,631 (43,694) 28,530 506,811 — 4,216 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
1,198,732 77,568 (272,950) (25,129) 978,221 — 1,820 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,044,387 31,090 (117,373) 41,339 999,443 — 10,315 —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
163,279 3,534 (132,172) (34,641) — — 50,297 —
$ 9,461,569 $ 1,445,985 $ (1,700,634) $ 11,594 $ 9,218,514 $ 67,227 $ 107,148 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution Conservative Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 272,148
Gross Unrealized Depreciation (17,111)
Net Unrealized Appreciation $ 255,037